Intangibles and goodwill (Tables)	9 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
(in thousands of U.S. dollars)	Above market time charter	Option for time charter extension	Total intangibles	Goodwill	Total
Historical cost December 31, 2016	$11,000	8,000	19,000	251	$19,251
Accumulated amortization, December 31, 2016	(3,010)	—	(3,010)	—	(3,010)
Intangibles and goodwill, December 31, 2016	7,990	8,000	15,990	251	16,241
Additions (note 4)	11,760	—	11,760	—	11,760
Historical cost September 30, 2017	22,760	8,000	30,760	251	31,011
Amortization for the period	(2,716)	—	(2,716)	—	(2,716)
Accumulated amortization, September 30, 2017	(5,726)	—	(5,726)	—	(5,726)
Intangibles and goodwill, September 30, 2017	$17,034	8,000	25,034	251	$25,285

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents estimated future amortization expense for the intangibles.

Total
October - December, 2017	$915
2018	3,631
2019	3,631
2020	3,053
2021	2,755
2022	2,755
2023 and thereafter	$8,294